Employee benefit plans - Net Periodic Benefit (Credit) Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits | Domestic
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 5,304	$ 5,238	$ 5,026
Discount rate	4.45%	3.97%	4.35%
Expected rate of return on plan assets	6.50%	6.625%	6.625%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Weighted-Average Interest Crediting Rate	4.00%	4.00%	4.00%
Components of net periodic benefit cost (credit):
Service cost	$ 0	$ 0	$ 0
Interest cost	178	169	180
Expected return on assets	(337)	(339)	(325)
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss	53	68	67
Settlement loss	0	5	2
Net periodic benefit (credit) cost	(106)	(97)	(76)
Pension Benefits | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 1,277	$ 1,266	$ 994
Discount rate	2.95%	2.45%	2.53%
Expected rate of return on plan assets	3.54%	4.56%	4.61%
Rate of compensation increase	2.98%	3.02%	3.60%
Components of net periodic benefit cost (credit):
Service cost	$ 11	$ 28	$ 31
Interest cost	32	32	33
Expected return on assets	(45)	(57)	(50)
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss	2	22	35
Settlement loss	0	0	0
Net periodic benefit (credit) cost	0	25	49
Healthcare Benefits | Domestic
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Market-related value of plan assets	$ 111	$ 108	$ 102
Discount rate	4.45%	3.97%	4.35%
Expected rate of return on plan assets	6.50%	6.625%	6.625%
Rate of compensation increase	3.00%	3.00%	3.00%
Components of net periodic benefit cost (credit):
Service cost	$ 1	$ 1	$ 1
Interest cost	6	7	7
Expected return on assets	(7)	(8)	(7)
Amortization of:
Prior service cost (credit)	(7)	(9)	(10)
Net actuarial loss	4	7	6
Settlement loss	0	0	0
Net periodic benefit (credit) cost	$ (3)	$ (2)	$ (3)
Healthcare Benefits | Foreign
Weighted-average assumptions to calculate net periodic benefit cost (credit):
Discount rate	3.10%	2.50%	2.60%
Components of net periodic benefit cost (credit):
Service cost	$ 0	$ 0	$ 0
Interest cost	0	0	0
Expected return on assets	0	0	0
Amortization of:
Prior service cost (credit)	0	0	0
Net actuarial loss	0	0	0
Settlement loss	0	0	0
Net periodic benefit (credit) cost	$ 0	$ 0	$ 0